U. S.  GLOBAL  LEADERS  GROWTH  FUND

              Supplement Dated September 11, 1998
              to Prospectus Dated October 30, 1997

Effective immediately, page 8 of the Prospectus, under the discussion of Administrator's fees, is supplemented with the following revised fee table:

Under $15 million          $30,000
$15 to $50 million         0.20% of average daily net assets
$50 to $80 million         0.15% of average daily net assets
$80 to $100 million        0.10% of average daily net assets
Over $100 million          0.05% of average daily net assets